Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 17,507,157	$ 22,954,571	$ 55,026,171
Cash held in escrow		70,000,000
Accounts receivable	1,334,923	3,117,474	1,736,941
Inventory	398,556	196,723	598,136
Prepaid expenses and other assets	802,366	505,340	146,590
Total current assets	20,043,002	96,774,108	57,507,838
Non-current assets
Restricted cash	478,260	449,760
Property, plant and equipment	1,685,181	1,585,635	3,720,556
Total non-current assets	2,163,441	2,035,395	3,720,556
Total assets	22,206,443	98,809,503	61,228,394
Current liabilities
Accounts payable and accrued liabilities	1,844,955	2,490,943	3,232,971
Damages provision		111,781,096
Convertible Note	4,261,597
Derivative liability from financing	19,997,345
Total current liabilities	26,103,897	114,272,039	3,232,971
Non-Current Liabilities
Convertible Note	15,745,962
Derivative liability from financing	16,831,685
Total non-current liabilities	32,577,647
Total liabilities	58,681,544	114,272,039	3,232,971
Equity
Share capital	171,803,816	168,712,673	161,505,037
Contributed surplus	23,056,846	22,301,437	20,569,110
Accumulated other comprehensive loss	(6,643,436)	(4,693,040)	(8,790,011)
Deficit	(224,692,327)	(201,783,606)	(115,288,713)
Total equity	(36,475,101)	(15,462,536)	57,995,423
Total liabilities and equity	$ 22,206,443	$ 98,809,503	$ 61,228,394